Revenue - Contract Costs, Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Contract with Customer, Liability, Revenue Recognized	$ 1.7	$ 0.9
Contract liabilities	$ 3.4	$ 1.7